Stockholders' Equity and Stock-Based Compensation (Details) - Restricted Shares [Member]	9 Months Ended
Mar. 31, 2020 $ / shares shares
Restricted Shares
Beginning balance, nonvested	215,063
Granted
Vested	(86,654)
Forfeited	(52,755)
Ending balance, nonvested	75,654
Restricted Stock Units
Beginning balance, nonvested
Granted	359,554
Vested	(10,223)
Forfeited	(24,210)
Ending balance, nonvested	325,121
Beginning balance, nonvested	215,063
Granted	359,554
Vested	(96,877)
Forfeited	(76,965)
Ending balance, nonvested	400,775
Weighted Average Grant Date Fair
Beginning balance | $ / shares	$ 11.99
Granted | $ / shares	7.64
Vested | $ / shares	11.40
Forfeited | $ / shares	10.04
Ending balance | $ / shares	$ 8.61